Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Current Expense:
Federal and State
Deferred tax benefit:
Federal and State			9,000	9,000	13,000	10,000	26,000	35,000
Valuation allowance			(9,000)	(9,000)	(13,000)	(10,000)	(26,000)	(35,000)
Total